Merger with Weyerhaeuser Real Estate Company - Summary of Calculation of Fair Value of Total Consideration Transferred and Provisional Amounts Recognized (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Calculation of consideration transferred
TRI Pointe shares outstanding	161,355,490	129,700,000
Assets acquired and liabilities assumed
Goodwill	$ 139,304
WRECO Transaction [Member]
Calculation of consideration transferred
TRI Pointe shares outstanding	31,632,533	100,000,000
TRI Pointe closing stock price on July 7, 2014	$ 15.85
Consideration attributable to common stock	501,376
Consideration attributable to TRI Pointe equity awards	1,072
Total consideration transferred	502,448
Assets acquired and liabilities assumed
Cash and cash equivalents	53,800
Accounts receivable	654
Real estate inventories	539,677
Intangible asset	17,300
Goodwill	139,304
Other assets	28,060
Total assets acquired	778,795
Accounts payable	26,105
Accrued expenses and other liabilities	23,114
Notes payable and other borrowings	227,128
Total liabilities assumed	276,347
Total net assets acquired	$ 502,448